Significant accounting policies - Summary of Profit and Loss Account (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Line Items]
Cost of sales	€ (126,655)	€ (69,276)	[1]	€ (38,989)	[1]
Gross profit	7,245	17,015	[1]	5,260	[1]
General and administrative expenses	€ (323,358)	(329,297)	[1]	(39,433)	[1]
as reported
Income Statement [Line Items]
Cost of sales		(61,122)		(30,954)
Gross profit		25,169		13,295
General and administrative expenses		(337,451)		(47,468)
Change in accounting policies
Income Statement [Line Items]
Cost of sales		(8,154)		(8,035)
Gross profit		(8,154)		(8,035)
General and administrative expenses		€ 8,154		€ 8,035

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies